OTHER LONG TERMS LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease Type [Line Items]
Lease deposits	$ 8	$ 11
Guarantees for lease	83
Premises [Member]
Lease Type [Line Items]
Lease deposits	28
Rent expenses	$ 87	86	$ 92
Lease expiration date	Jan. 01, 2021
Vehicles [Member]
Lease Type [Line Items]
Lease deposits	$ 8
Rent expenses	$ 94	$ 102	$ 98
Lease expiration date, minimum	Jan. 01, 2016
Lease expiration date, maximum	Jan. 01, 2018